Company Financial Information	12 Months Ended
Dec. 31, 2023
Company Financial Information
Company Financial Information

30. Company financial information

  This note has been included in these consolidated financial statements in accordance with the requirements of Regulation S-X rule 12.04 Condensed financial information of registrant. The financial information provided below relates to the individual company financial statements for the Company as presented in accordance with IFRS Accounting Standards as issued by the IASB. The statement of comprehensive income and the statement of cash flows reflect the years ended December 31, 2023, December 31, 2022 and December 31, 2021 from the date of incorporation.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with IFRS Accounting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

The individual company financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that investments in subsidiaries are included at cost less any provision for impairment in value.

The functional currency of the Company is euro and accordingly, the individual company financial statements set out below is presented in euro.

(i)	Statement of financial position

	At December 31,
	2023	2022
	€’m	€’m
Non-current assets
Investments in subsidiary undertakings	3,401	3,401
	3,401	3,401

Total assets	3,401	3,401

Equity attributable to owners of the parent
Equity share capital	256	256
Share premium	5,097	5,097
Legal reserve	1	1
Other reserves	(1,832)	(1,832)
Retained earnings	(414)	(221)
Total equity	3,108	3,301
Non-current liabilities
Amounts payable to related parties (iv)	21	71
Other liabilities (v)	2	7
	23	78

Current liabilities
Amounts payable to subsidiary undertakings	270	22
	270	22
Total liabilities	293	100
Total equity and liabilities	3,401	3,401

(ii) Statement of comprehensive income

	Year ended December 31,
	2023	2022	2021
	€’m	€’m	€’m
Dividend income	—	—	46
Other external charges	(2)	(3)	(1)
Finance (expense)/income	(5)	1	1
(Loss)/profit before exceptional items	(7)	(2)	46
Exceptional operating income/(costs) (vi)	1	(2)	(183)
Exceptional finance income/(expense) (vi)	55	210	(11)
Profit/(loss) before tax	49	206	(148)
Income tax	—	—	—
Profit/(loss) and total comprehensive income/(expense) for the year	49	206	(148)

(iii) Statement of cash flows

	Year ended December 31,
	2023	2022	2021
	€’m	€’m	€’m
Cash flows from operating activities
Cash used in operations	(2)	(4)	(12)
Net cash used in operating activities	(2)	(4)	(12)
Cash flows from investing activities
Contribution to subsidiary undertaking	—	—	(585)
Net cash used in investing activities	—	—	(585)
Cash flows from financing activities
Proceeds from borrowings with subsidiary undertakings	246	35	—
Dividends paid (ix)	(244)	(244)	(11)
Proceeds from share issuance (vii)	—	247	561
Treasury shares purchased (x)	—	(34)	—
Dividends received (ix)	—	—	46
Net cash inflow from financing activities	2	4	596
Net decrease in cash and cash equivalents	—	—	(1)
Cash and cash equivalents at the beginning of the year	—	—	—
Exchange gains on cash and cash equivalents	—	—	1
Cash and cash equivalents at end of year	—	—	—

(iv) Amounts payable to related parties

Amounts payable to related parties at December 31, 2023 relate to the Earnout Shares which are issuable by AMPSA to the Ardagh Group - see notes 22 and 27.

(v) Other liabilities

Other liabilities relate to the Public and Private Warrants – see note 22.

(vi) Exceptional costs

Exceptional operating income of €1 million has been recognized for the year ended December 31, 2023 (2022: cost of €2 million, 2021: cost of €183 million, primarily relating to listing service expenses for AMPSA). Exceptional finance income comprised of a net €55 million gain on movements in the fair market values and foreign currency on the Earnout Shares and Public and Private Warrants (2022: €210 million gain, 2021: €11 million loss).

(vii) Proceeds from share issuance

During the year ended 31, 2022, the Company issued 56,306,306 non-convertible, non-voting 9% cumulative preferred shares of nominal value of €4.44 per preferred share to the Ardagh Group for €250 million, which was offset by the payment of €3 million directly attributable transaction costs related to the issuance of equity. During the year ended

December 31, 2021, PIPE Investors subscribed for and purchased shares of the Company for an aggregate cash amount of €585 million, offset by the payment of €24 million of directly attributable transaction costs related to the issuance of equity.

(viii) Treasury shares purchased

During the year ended 31, 2022, the Company repurchased a total of 5,768,638 ordinary shares (December 31, 2021: nil ordinary shares) returning €34 million to shareholders. The amount paid to repurchase these shares was initially recognized as a deduction of equity within treasury shares, together with any directly related expense. Upon cancellation of all the repurchased ordinary shares for the year ended December 31, 2022, the amount paid to repurchase these shares was transferred to retained earnings.

(ix) Dividends (paid)/received

During the year the Company paid dividends to its equity holders of €244 million (2022: €244 million, 2021: €11 million). During the year ended, December 31, 2021, the Company received a dividend of €46 million from its subsidiary Ardagh Metal Packaging Group Sarl.

(x) Treasury shares purchased

During the year ended December 31, 2022, the Company repurchased a total of 5,768,638 ordinary shares returning €34 million to shareholders. The amount paid to repurchase these shares was initially recognized as a deduction of equity within treasury shares, together with any directly related expense. Upon cancellation of all the repurchased ordinary shares for the year ended December 31, 2022, the amount paid to repurchase these shares was transferred to retained earnings

(xi) Commitments and contingencies

The Company has guaranteed certain liabilities of a number of its subsidiaries for the year ended December 31, 2023 including guarantees under Section 357 of the Irish Companies Act, 2014 and Section 264 of the German Commercial Code. Furthermore, the Company has assumed joined and several liability in accordance with Section 403, Book 2 of the Dutch Civil Code for the liabilities of a number of its Dutch subsidiaries.

With exception of the above guarantees the Company had no commitments and contingencies at December 31, 2023.

(xii) Additional information

The following reconciliations are provided as additional information to satisfy the Schedule I SEC Requirements for parent-only financial information and are presented in both euro and U.S. dollars.

	Year ended December 31,
	2023	2022	2021
	€'m	€'m	€'m
IFRS (loss)/profit reconciliation:
Parent only-IFRS profit/(loss) for the year	49	206	(148)
Additional (loss)/gain if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(95)	18	(29)
Consolidated IFRS (loss)/profit for the year	(46)	224	(177)

	At December 31,
	2023	2022
	€’m	€’m
IFRS equity reconciliation:
Parent only-IFRS equity	3,108	3,301
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(3,012)	(2,874)
Consolidated-IFRS equity	96	427

	Year ended December 31,
	2023	2022	2021
	$'m	$'m	$'m
IFRS (loss)/profit reconciliation:
Parent only-IFRS profit/(loss) for the year	53	218	(176)
Additional (loss)/gain if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(103)	19	(34)
Consolidated IFRS (loss)/profit for the year	(50)	237	(210)

	At December 31,
	2023	2022
	$'m	$'m
IFRS equity reconciliation:
Parent only-IFRS equity	3,434	3,521
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(3,328)	(3,066)
Consolidated-IFRS equity	106	455